Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of employee benefits expense

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Wages and salaries	148,728	108,018	57,388
Social security and pension contributions	17,118	13,404	8,254
Share-based compensation	46,307	9,557	7,966
Total	212,153	130,979	73,608

Disclosure of staff members

	For the Year Ended December 31,
	2021	2020	2019
Engineers	427	515	670
Sales & marketing	89	88	108
Finance, HR & legal	242	146	178
Clinical operations	856	586	476
Clinicians	959	773	124
	2,573	2,108	1,556